Loans and Borrowings (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure Of Loans And Borrowings [Abstract]
Summary of Interest Bearing Loans and Borrowings Measured at Amortized Cost/Fair Value

This note provides information about the contractual terms of Group’s interest bearing loans and borrowings, which are measured at amortized cost/fair value. For more information about the Group’s exposure to interest rate, foreign currency and liquidity risk, refer note 5 and 35.

	As at March 31
Particulars	2017	2018
Non-current liabilities
Secured bank loans	523	424
Non-current portion of loans and borrowings	523	424

	As at March 31
Particulars	2017	2018
Current liabilities
Current portion of secured bank loans	226	228
Current portion of loans and borrowings	226	228

Summary of Fair Value of Liability Component and Derivative

Fair value of liability component and derivative as at inception:

Particulars
Fair value of liability component at inception	133,321
Fair value of derivative at inception	52,912
Proceeds from issue of convertible notes	(180,000)
Deferred difference	6,233

Summary of Carrying Amount of Liability Component

The carrying amount of the liability component is summarized below:

Particulars
Carrying amount of liability at the beginning of the year	134,770
Accretion of interest	8,210
Payment of interest	(3,749)
Conversion of notes during the year	(139,231)
Carrying amount of liability as at March 31, 2017	—

Summary of Carrying Amount of Derivative

The carrying amount of derivative is summarized below:

Particulars
Carrying amount of derivative at the beginning of the year	61,929
Net gain on change in fair value of derivative	(42,427)
Conversion of notes during the year	(19,502)
Carrying amount of derivative as at March 31, 2017	—

Schedule of Terms and Conditions of Outstanding Loans

Terms and conditions of outstanding loans are as follows:

				As at March 31, 2017		As at March 31, 2018
Particulars	Currency	Interest rate	Year of maturity	Original value	Carrying amount	Original value	Carrying amount
Secured bank loans	INR	8% - 13%	2017 - 2024	1,080	749	1,079	652